Government Securities Fund Expense Example - Government Securities Fund - None	May 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 59
Expense Example, with Redemption, 3 Years	210
Expense Example, with Redemption, 5 Years	373
Expense Example, with Redemption, 10 Years	$ 848